Convertible Instruments and Accrued Interest	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Convertible Instruments and Accrued Interest
Convertible Instruments and Accrued Interest

Note 4. Convertible Instruments and Accrued Interest

Convertible preferred stock

The following table presents the number of potentially issuable shares of common stock should shares of preferred stock and amounts of undeclared and accrued preferred dividends be converted to common stock.

	November 30, 2023			May 31, 2023
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	6	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	12,670	10,565
Undeclared dividends	$17	$-	$-	$15	$-	$-
Accrued dividends	$-	$2,818	$3,231	$-	$2,500	$2,808
Total shares of common stock if dividends converted	34	5,636	6,462	30	5,000	5,616

Under the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), dividends on its outstanding shares of Series B Convertible Preferred Stock (the “Series B preferred stock”) may be paid in cash or shares of the Company’s common stock at the option of the Company. Dividends on outstanding shares of Series C Convertible Preferred Stock (the “Series C preferred stock”) and Series D Convertible Preferred Stock (the “Series D preferred stock”) are payable in cash or shares of common stock at the election of the holder. The preferred stockholders have the right to dividends only when and if declared by the Company’s Board of Directors. Under Section 170 of the Delaware General Corporation Law, the Company is permitted to pay dividends only out of capital surplus or, if none, out of net profits for the fiscal year in which the dividend is declared or net profits from the preceding fiscal year.

Series B preferred stock provides for a liquidation preference over the common shares of $5.00 per share, plus any accrued and unpaid dividends. In the event of liquidation, holders of Series C and Series D preferred stock will be entitled to receive, on a pari passu basis, and in preference of any payment or distribution to holders of the Series B preferred stock and common stock, an amount per share equal to $1,000 per share plus any accrued and unpaid dividends.

Convertible notes and accrued interest

	November 30, 2023				May 31, 2023
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Short-term Notes	Total	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total
Convertible notes payable outstanding principal	$4,081	$29,369	$250	$33,700	$6,081	$29,369	$1,000	$36,450
Less: Unamortized debt discount and issuance costs	(102)	(607)	(77)	(786)	(211)	(822)	(286)	(1,319)
Convertible notes payable, net	3,979	28,762	173	32,914	5,870	28,547	714	35,131
Accrued interest on convertible notes	4,261	8,675	-	12,936	3,804	6,789	5	10,598
Outstanding convertible notes payable, net and accrued interest	$8,240	$37,437	$173	$45,850	$9,674	$35,336	$719	$45,729

Reconciliation of changes to the outstanding balance of convertible notes, including accrued interest, were as follows:

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Short-Term Notes	Total
Outstanding balance at May 31, 2023	$9,674	$35,336	$719	$-	$45,729
Consideration received	-	-	975	169	1,144
Amortization of issuance discount and costs	109	215	583	4	911
Interest expense	457	1,886	18	-	2,361
Fair market value of shares and warrants exchanged for repayment	(2,640)	-	(4,379)	-	(7,019)
Difference between market value of common shares and reduction of principal	640	-	2,084	-	2,724
Outstanding balance at November 30, 2023	$8,240	$37,437	$-	$173	$45,850

April 2, 2021 & April 23, 2021 Notes

Key terms of the outstanding convertible notes are as follows:

	November 30, 2023
	April 2, 2021 Note	April 23, 2021 Note
Interest rate per annum	10%	10%
Conversion price per share upon five trading days' notice	$10.00	$10.00
Party that controls the conversion rights	Investor	Investor
Maturity date	April 5, 2025	April 23, 2025
Security interest	All Company assets excluding intellectual property

In addition to standard anti-dilution adjustments, the conversion price of the April 2, 2021 Note and April 23, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered, or become registered under the Securities Act of 1933, as amended (the “Securities Act”). The April 2, 2021 Note and April 23, 2021 Note provide for liquidated damages upon failure to deliver common stock within specified timeframes and require the Company to maintain a share reservation of 6.0 million shares of common stock for each Note.

During the six months ended November 30, 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into four exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “Partitioned Notes”) with an aggregate principal amount of $2.0 million, which was exchanged concurrently with the issuance of approximately 12.2 million shares of common stock. The outstanding balance of the April 2, 2021 Note was reduced by the Partitioned Notes to a principal amount of $4.1 million. The Company accounted for the Partitioned Notes and exchange settlements as induced conversions, and, accordingly, recorded a non-cash loss on convertible debt induced conversion of $2.6 million for the six months ended November 30, 2023.

As of December 31, 2023, the holders of the April 2 and April 23 Notes waived all provisions in the convertible notes that, based on the occurrence of various events through that date, could have triggered the imposition of a default interest rate, a downward adjustment of the conversion price, or specified other provisions relating to default, breach or imposition of a penalty. Accordingly, the Company was not in default under the notes on December 31, 2023.

Please refer to Note 6, Convertible Instruments and Accrued Interest, in the Company’s 2023 Form 10-K for additional information.

Placement Agent Notes

During the period April through June 2023, the Company entered into securities purchase agreements pursuant to which the Company issued secured promissory notes bearing interest at a rate of 6.0% and with an 18-month term to accredited investors through a placement agent (“Placement Agent Notes”) for a total principal amount of $2.3 million, of which $1.3 million was sold in June 2023. The Placement Agent Notes were secured by the net cash recovery, if any, by the Company in its dispute with Amarex and provided the investors with a right to convert the unpaid principal and accrued but unpaid interest into shares of common stock upon the occurrence of an event of default. The Placement Agent Notes had maturity dates during the fiscal year ending May 31, 2025.

In connection with the sale in June 2023, the Company issued warrants to investors to purchase approximately 1.3 million shares of common stock with a three-year term and an exercise price of $0.50 per share. The net proceeds from the sale of the Placement Agent Notes in June of approximately $1.1 million reflect issuance costs of approximately $0.2 million. The Company also issued warrants to purchase approximately 0.4 million shares of common stock to the placement agent with a ten-year term and an exercise price of $0.26 per share, which the Company accounted for as additional issuance costs related to the sale of Placement Agent Notes in June 2023. The Company allocated the proceeds between the liability-classified Placement Agent Notes and the equity-classified warrants based on their relative fair values.

During June 2023, an amendment was entered into with the investors of the Placement Agent Notes, which stated that the principal amount and accrued but unpaid interest on the notes would be converted into shares of common stock and warrants as of the first closing of a subsequent private placement of common stock and warrants through a placement agent. The deemed purchase price of a unit of one share plus one warrant was fixed at 90% of the lower of the intraday volume weighted average price (“VWAP”) on the date of the first closing and last closing of the private placement, while the exercise price of the warrants was set at $0.306 per share, compared to $0.50 per share in the original private placement.

In July 2023, the first closing of the subsequent private placement of common stock and warrants through a placement agent occurred. Therefore, the Placement Agent Notes were converted into units with the same pricing as the private placement described in Note 5, Equity Awards and Warrants – Private placement of common stock and warrants through placement agent. The $2.1 million difference in fair value between the shares and warrants and the principal amount of the Placement Agent Notes was accounted for as a loss on note extinguishment. See Note 5, Equity Awards and Warrants – Liability-classified equity instruments for additional information.

Short-term Notes

During November 2023, the Company began issuing unsecured promissory notes bearing interest at a rate of 10% to accredited investors under a securities purchase agreement through a placement agent (“Short-term Notes”). Short-term Notes for a total principal amount of $0.3 million were issued in November 2023. The principal amount and accrued but unpaid interest on the notes will be converted into units consisting of shares of common stock and warrants as of the first closing of a subsequent private placement of common stock and warrants through a placement agent at a 20% discount to the price at which the units are sold in the private placement. The Short-term Notes’ maturity date is June 7, 2024. The Company also agreed to issue warrants at the final closing of the sale of Short-term Notes to purchase one share of common stock for each dollar of principal amount of Short-term Notes sold. The warrants have a five-year term and an exercise price of $0.35 per share. The net proceeds from the sale of the Short-term Notes in November 2023 of $0.2 million reflect issuance costs of approximately $37.5 thousand. The Company allocated the proceeds between the liability-classified Short-term Notes and the equity-classified warrants based on their relative fair values.

The Company also agreed to issue warrants to purchase shares of common stock to the placement agent with a ten-year term, with the number of warrants and the exercise price of the warrants to be determined by the share price on the final closing date of the sale of Short-term Notes. The Company accounted for the warrants to be issued to the placement agent as additional issuance costs. See Note 5, Equity Awards and Warrants – Liability-classified equity instruments for additional information.

Note 6. Convertible Instruments and Accrued Interest

Convertible Preferred Stock

	May 31, 2023			May 31, 2022
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	7	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	13,806	10,565
Undeclared dividends	$15	$-	$-	$10	$-	$-
Accrued dividends	$-	$2,500	$2,808	$-	$2,014	$1,963
Total shares of common stock if dividends converted	30	5,000	5,616	20	4,028	3,926

Under the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), dividends on its outstanding shares of Series B Convertible Preferred Stock (the “Series B Preferred Stock”) may be paid in cash or shares of the Company’s common stock at the option of the Company. Dividends on outstanding shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) and Series D Convertible Preferred Stock (the “Series D Preferred Stock”) are payable in cash or shares of common stock at the election of the holder. The preferred stockholders have the right to dividends only when and if declared by the Company’s Board of Directors. Shares of common stock presented in the table above represent the number of shares that would have been issued had the dividend been paid in shares of the Company’s common stock as of the end of each presented period; undeclared dividends of Series C Preferred Stock and Series D Preferred Stock are accrued as of May 31, 2023. Under Section 170 of the Delaware General Corporation Law, the Company is permitted to pay dividends only out of capital surplus or, if none, out of net profits for the fiscal year in which the dividend is declared or net profits from the preceding fiscal year. As of May 31, 2023, the Company had an accumulated deficit of approximately $841.7 million and had net loss in each fiscal year since inception and, therefore, is prohibited from paying any dividends, whether in cash, other property, or in shares of capital stock. Refer to the discussion below for additional information.

Series B Convertible Preferred Stock

Each share of the Series B Preferred Stock is convertible into ten shares of the Company’s common stock. Dividends are payable to the Series B Preferred stockholders when and as declared by the Board at the rate of $0.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus, or other funds or assets of the Company legally available therefor. At the option of the Company, dividends on the Series B Preferred Stock may be paid in cash or restricted shares of the Company’s common stock, valued at $0.50 per share. The preferred shareholders can only convert their shares to shares of common stock if the Company has sufficient authorized shares of common stock at the time of conversion. The Series B Preferred Stock has liquidation preferences over the common shares at $5.00 per share, plus any accrued and unpaid dividends. Except as provided by law, the Series B holders have no voting rights. The Company does not accrue dividends on Series B preferred stock until such dividends are declared.

Series C Convertible Preferred Stock

The Series C Certificate of Designation provides, among other things, that holders of Series C Preferred Stock shall be entitled to receive, when and as declared by the Board and out of any assets at the time legally available therefor, cumulative dividends at the rate of ten percent (10%) per share per annum of the stated value of the Series C Preferred Stock, which is $1,000 per share (the “Series C Stated Value”). Any dividends paid by the Company will be paid to the holders of Series C Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Dividends on the Series C Preferred Stock are cumulative, and will accrue and be compounded annually, whether or not declared and whether or not there are any profits, surplus, or other funds or assets of the Company legally available therefor. There are no sinking fund provisions applicable to the Series C Preferred Stock. The Series C Preferred Stock does not have redemption rights. Dividends, if declared by the Board, are payable to holders in arrears on December 31 of each year. Subject to the provisions of applicable Delaware law, the holder may elect to be paid in cash or in restricted shares of common stock, with the number of shares to be based on the conversion price then in effect. In the event of liquidation, dissolution, or winding up of the Company, the holders of Series C Preferred Stock will be entitled to receive, on a pari passu basis with the holders of the Series D Preferred Stock and in preference to any payment or distribution to any holders of the Series B Preferred Stock or common stock, an amount per share equal to the Series C Stated Value plus the amount of any accrued and unpaid dividends. If, at any time while the Series C Preferred Stock is outstanding, the Company effects a reorganization, merger or consolidation of the Company, sale of substantially all of its assets, or other specified transaction (each, as defined in the Series C Certificate of Designation, a “Fundamental Transaction”), a holder of the Series C Preferred Stock will have the right to receive any shares of the acquiring corporation or other consideration it would have been entitled to receive if it had been a holder of the number of shares of common stock then issuable upon conversion in full of the Series C Preferred Stock immediately prior to the Fundamental Transaction. Each share of Series C Preferred Stock is convertible at any time at the holder’s option into that number of fully paid and nonassessable shares of common stock determined by dividing the Series C Stated Value by the conversion price of $0.50 (subject to adjustment as set forth in the Series C Certificate of Designation). No fractional shares will be issued upon the conversion of the Series C Preferred Stock. Except as otherwise provided in the Series C Certificate of Designation or as otherwise required by law, the Series C Preferred Stock has no voting rights.

Series D Convertible Preferred Stock

The Series D Certificate of Designation provides, among other things, that holders of Series D Preferred Stock shall be entitled to receive, when and as declared by the Company’s Board of Directors and out of any assets at the time legally available therefor, cumulative dividends at the rate of ten percent (10%) per share per annum of the stated value of the Series D Preferred Stock, which is $1,000 per share (the “Series D Stated Value”). Any dividends paid by the Company will first be paid to the holders of Series D Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Dividends on the Series D Preferred Stock are cumulative, and will accrue and be compounded annually, whether or not declared and whether or not there are any profits, surplus, or other funds or assets of the Company legally available therefor. There are no sinking fund provisions applicable to the Series D Preferred Stock. The Series D Preferred Stock does not have redemption rights. Dividends, if declared by the Board, are payable to holders in arrears on December 31 of each year. Subject to the provisions of applicable Delaware law, the holder may elect to be paid in cash or in restricted shares of common stock at the rate of $0.50 per share. In the event of liquidation, dissolution, or winding up of the Company, the holders of Series D Preferred Stock will be entitled to receive, on a pari passu basis with the holders of the Series C Preferred Stock, and in preference to any payment or distribution to any holders of the Series B Preferred Stock, $0.001 par value per share, or common stock, an amount per share equal to the Series D Stated Value plus the amount of any accrued and unpaid dividends. If, at any time while the Series D Preferred Stock is outstanding, the Company effects any reorganization, merger or consolidation of the Company, sale of substantially all of its assets, or other specified transaction (each, as defined in the Series D Certificate of Designation, a “Fundamental Transaction”), a holder of the Series D Preferred Stock will have the right to receive any shares of the acquiring corporation or other consideration it would have been entitled to receive if it had been a holder of the number of shares of common stock then issuable upon conversion in full of the Series D Preferred Stock immediately prior to the Fundamental Transaction. Each share of Series D Preferred Stock is convertible at any time at the holder’s option into that number of fully paid and nonassessable shares of common stock determined by dividing the Series D Stated Value by the conversion price of $0.80 (subject to adjustment as set forth in the Series D Certificate of

Designation). No fractional shares will be issued upon the conversion of the Series D Preferred Stock. Except as otherwise provided in the Series D Certificate of Designation or as otherwise required by law, the Series D Preferred Stock has no voting rights.

Convertible Notes and Accrued Interest

The outstanding balance of convertible notes, including accrued interest, were as follows:

	May 31, 2023				May 31, 2022
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$6,081	$29,369	$1,000	$36,450	$9,819	$28,500	$38,319
Less: Unamortized debt discount and issuance costs	(211)	(822)	(286)	(1,319)	(512)	(1,566)	(2,078)
Convertible notes payable, net	5,870	28,547	714	35,131	9,307	26,934	36,241
Accrued interest on convertible notes	3,804	6,789	5	10,598	2,599	3,375	5,974
Outstanding convertible notes payable, net and accrued interest	$9,674	$35,336	$719	$45,729	$11,906	$30,309	$42,215

Changes in the outstanding balance of convertible notes, including accrued interest, were as follows:

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total
Outstanding balance at May 31, 2022	$11,906	$30,309	$-	$42,215
Consideration received			696	696
Amortization of issuance discount and costs	564	1,613	18	2,195
Interest expense	1,205	3,414	5	4,624
Fair market value of shares exchanged for repayment	(5,312)	-	-	(5,312)
Difference between market value of common shares and reduction of principal	1,311	-	-	1,311
Outstanding balance at May 31, 2023	$9,674	$35,336	$719	$45,729

Convertible Note – April 2, 2021 Note

On April 2, 2021, the Company entered into a securities purchase agreement pursuant to which the Company issued a secured convertible promissory note with a two-year term in the initial principal amount of $28.5 million (the “April 2, 2021 Note”). The maturity date has been extended an additional two years to April 2025. See April 2, 2021 and April 23, 2021 Note Extensions below. The Company received consideration of $25.0 million, reflecting an original issue discount of $3.4 million and issuance costs of $0.1 million.

Interest accrues at an annual rate of 10% on the outstanding balance, with the rate increasing to the lesser of 22% per annum or the maximum rate permitted by applicable law upon occurrence of an event of default. In addition, upon any event of default, the investor may accelerate the outstanding balance payable under the April 2, 2021 Note; upon such acceleration, the outstanding balance will increase automatically by 15%, 10%, or 5%, depending on the nature of the event of default. The events of default are listed in Section 4 of the April 2, 2021 Note filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on April 8, 2021, and listed as Exhibit 4.17 in Item 15 to this report. The April 2, 2021 Note is secured by all the assets of the Company, excluding the Company’s intellectual property.

Pursuant to the terms of the securities purchase agreement and the April 2, 2021 Note, the Company must obtain the investor’s consent before assuming additional debt with aggregate net proceeds to the Company of less than $50.0 million. In the event of any such approval, the outstanding principal balance of the April 2, 2021 Note will increase automatically by 5% upon the issuance of such additional debt.

The investor may convert all or any part of the outstanding balance of the April 2, 2021 Note into shares of common stock at an initial conversion price of $10.00 per share upon five trading days’ notice, subject to certain adjustments and volume and ownership limitations. In addition to standard anti-dilution adjustments, the conversion price of the April 2, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered, or become registered under the Securities Act of 1933, as amended (the “Securities Act”). The April 2, 2021 Note provides for liquidated damages upon failure to deliver common stock within specified timeframes and requires the Company to maintain a share reservation of 6.0 million shares of common stock. The investor may redeem any portion of the note, at any time beginning six months after the issue date upon three trading days’ notice, subject to a maximum monthly redemption amount of $3.5 million. The April 2, 2021 Note requires the Company to satisfy its redemption obligations in cash within three trading days of the Company’s receipt of such notice. The Company may prepay the outstanding balance of the note, in part or in full, plus a 15% premium, at any time upon 15 trading days’ notice.

In addition, beginning in May 2021 and for each of the following five months, the Company was obligated through November 2021, at the discretion of the noteholder, to reduce the outstanding balance of the April 2, 2021 Note by $7.5 million per month. Payments under the April 23, 2021 Note, described below, could be applied toward the payment of each monthly debt reduction amount. These payments are not subject to the 15% prepayment premium, which would otherwise be triggered if the Company were to make payments against such notes exceeding the allowed maximum monthly redemption amount.

The conversion feature of the April 2, 2021 Note was analyzed under ASC 815, Derivatives and Hedging, to determine if it achieved equity classification or required bifurcation as a derivative instrument. The embedded conversion feature was considered indexed to the Company’s own stock and met the conditions for equity classification. Accordingly, the embedded conversion feature did not require bifurcation from the host instrument. The Company determined there was no beneficial conversion feature since the effective conversion rate was greater than the market value of the Company’s common stock upon issuance. Certain default put provisions were considered not to be clearly and closely related to the host instrument, but the Company concluded that the value of these default put provisions was de minimis. The Company evaluates the value of the default put provisions each reporting period to determine if the value becomes material to the financial statements.

During the fiscal year ended May 31, 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into eight exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “Partitioned Notes”) with an aggregate principal amount of $4.0 million, which was exchanged concurrently with the issuance of an aggregate amount of approximately 17.3 million shares of common stock. The outstanding balance of the April 2, 2021 Note was reduced by the Partitioned Notes to a principal amount of $6.1 million. The Company accounted for the Partitioned Notes and exchange settlement as an induced conversion, and, accordingly, in the fiscal years ended May 31, 2023 and 2022, the Company recorded a non-cash loss on convertible debt induced conversion of $5.3 million and $18.9 million, respectively.

Convertible Note – April 23, 2021 Note

On April 23, 2021, the Company entered into securities purchase agreements pursuant to which the Company issued a secured convertible promissory note with a two-year term to an institutional accredited investor affiliated with the holder of the April 2, 2021 Note in the initial principal amount of $28.5 million (the “April 23, 2021 Note”). The maturity date has been extended another two years to April 2025. See April 2, 2021 and April 23, 2021 Note Extensions below. The Company received consideration of $25.0 million, reflecting an original issue discount of $3.4 million and issuance costs of $0.1 million. The April 23, 2021 Note is secured by all the assets of the Company, excluding the Company’s intellectual property.

Interest accrues at an annual rate of 10% on the outstanding balance of the April 23, 2021 Note, with the rate increasing to the lesser of 22% per annum or the maximum rate permitted by applicable law upon the occurrence of an event of default. In addition, upon any event of default, the investor may accelerate the outstanding balance payable under the April 23, 2021 Note; upon such acceleration, the outstanding balance will increase automatically by 15%, 10%, or 5%, depending on the nature of the event of default. The events of default are listed in Section 4 of the April 23, 2021 Note filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on April 29, 2021, and listed as Exhibit 4.18 in Item 15 to this report.

The investor may convert all or any part of the outstanding balance into shares of common stock at an initial conversion price of $10.00 per share upon five trading days’ notice, subject to certain adjustments and volume and ownership limitations specified in the April 23, 2021 Note. In addition to standard anti-dilution adjustments, the conversion price of the April 23, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered, or become registered under the Securities Act. The April 23, 2021 Note provides for liquidated damages upon failure to deliver common stock within specified timeframes and requires the Company to maintain a share reservation of 6.0 million shares of common stock.

The investor may redeem any portion of the April 23, 2021 Note, at any time beginning six months after the issue date, upon three trading days’ notice, subject to a maximum monthly redemption amount of $7.0 million. The April 23, 2021 Note requires the Company to satisfy its redemption obligations in cash within three trading days of the Company’s receipt of such notice. The Company may prepay the outstanding balance of the April 23, 2021 Note, in part or in full, plus a 15% premium, at any time upon 15 trading days’ notice.

Pursuant to the terms of the securities purchase agreement and the April 23, 2021 Note, the Company must obtain the investor’s consent before assuming additional debt with aggregate net proceeds to the Company of less than $75.0 million. In the event of any such approval, the outstanding principal balance of the April 23, 2021 Note will increase automatically by 5% upon the issuance of such additional debt.

The conversion feature in the April 23, 2021 Note was analyzed under ASC 815, Derivatives and Hedging, to determine if it achieved equity classification or required bifurcation as a derivative instrument. The embedded conversion feature was considered indexed to the Company’s own stock and met the conditions for equity classification. Accordingly, the embedded conversion feature does not require bifurcation from the host instrument. The Company determined there was no beneficial conversion feature since the effective conversion rate was greater than the market value of the Company’s common stock upon issuance. Certain default put provisions were not considered to be clearly and closely related to the host instrument, but the Company concluded that the value of these default put provisions was de minimis. The Company evaluates the value of the default put provisions each reporting period to determine if the value becomes material to the financial statements.

The holders of the April 2 and April 23 Notes have waived provisions in the notes that would have resulted in the imposition of a default interest rate, a downward adjustment in the conversion price, or any other default, breach, or imposition of a penalty. The related transactions consisted of the issuance of warrants to purchase 45 million shares of common stock with registration rights to the Indemnitors pursuant to the Backstop Agreement, and the grant of a security interest in the Company’s intellectual property to Indemnitors that were parties to the Backstop Agreement. The noteholders also waived similar registration rights in connection with the issuance of an additional note, and shares of common stock and warrants issued through a placement agent.

April 2, 2021 Note and April 23, 2021 Note Extensions

On April 10, 2023 the Company and the April 2, 2021 and April 23, 2021 noteholders entered into an amendment for each note that extended the maturity date an additional two years for each note. In exchange, the Company agreed to pay the noteholders an extension fee equal to two and one-half percent (2.5%) of the outstanding balance of each note as of April 10, 2023. As a result, the balances of the April 2, 2021 Note and April 23, 2021 increased by $0.3 million and $0.9 million, respectively.

The Company accounted for the note extensions as an increase to the discount on the convertible notes payable and will amortize the note extension fee over the term of the notes.

Placement Agent Notes

On April 28, 2023 and May 5, 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued promissory notes bearing interest at a rate of 6% and with an 18-month term to accredited investors in the aggregate principal amount of $1.0 million through a placement agent (“Placement Agent Notes”). The Placement Agent Notes were secured by the net cash recovery, if any, by the Company in its dispute with Amarex and provided the investors with a right to convert the unpaid principal and accrued but unpaid interest into shares of common stock upon the occurrence of an event of default. The full balance matures in the fiscal year ending May 31, 2025. The Company also issued warrants to purchase 1.0 million shares of common stock with a three-year term and an exercise price of $0.50 as part of the sale. The net proceeds of $0.9 million reflect issuance costs of approximately $0.1 million. The Company also issued warrants to purchase 0.3 million shares of common stock to the placement agent with a ten-year term and an exercise price that will be based on the intraday volume weighted average price of the Company’s common stock on the date of the final closing of the offering, which the Company accounted for as additional issuances costs. See Note 13, Subsequent Events. The Company allocated the proceeds between the liability-classified Placement Agent Notes and the equity-classified warrants based on their relative fair values.